Prepaid Expenses And Other Assets (Summary Of Prepaid Expenses And Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Prepaid Expenses And Other Assets [Abstract]
Nonqualified savings plan assets		$ 11,347		$ 8,264
Marketable equity securities		6,042		4,412
CSO fees receivable		6,758		5,822
Prepaid advertising		1,532		1,628
Prepaid insurance		1,329		1,045
Prepaid hardware and software maintenance		2,487		2,273
Other prepaid expenses		3,878		6,271
Other assets		2,232		1,586
Total	$ 28,840	$ 35,605	$ 36,912	$ 31,301